Postretirement Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 German, Swiss and Philippine [Member]	Dec. 31, 2013 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2012 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2013 Increase [Member]	Dec. 31, 2013 Decrease [Member]	Mar. 31, 2013 PME Multi-employer plan [Member]	Dec. 31, 2013 PME Multi-employer plan [Member] Participant Companies	Dec. 31, 2014 PME Multi-employer plan [Member] Scenario, Forecast [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of companies										1,300
Number of participants										632,000
Actual coverage ratio										103.80%
Target coverage ratio										104.30%
Percentage of reduction in pension rights									0.50%	0.50%
Contribution rate										27.00%	27.10%
Amount included in statement of operations	$ 86	$ 84	$ 90
Defined contribution plans	20	19	16
PME multi-employer plans	45	47	54
Total cost of defined-benefit plans	21	18	20
Ongoing cost	21	20	21
Gain on curtailments and settlements		2	1
Increase (decrease) of discount rate							1.00%	1.00%
Increase (decrease) in net periodic pension cost							2	2
Estimated net actuarial loss (gain)	(1)
Estimated prior service cost
Pension plan assets	170			157
Expected cash contributions for pension	74
Employer contribution to defined-benefit pension plans	4
Employer contribution to defined contribution pension plans	20
Employer contribution to multi-employer plans	43
Expected cash payments to unfunded plans	7
Curtailment gain	8
Accumulated postretirement benefit obligation other than pensions					$ 2	$ 9